ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET`

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Accounts receivable	945,715	1,445,553	238,788
Allowance for doubtful accounts	(12,919)	(75,522)	(12,475)

Accounts receivable, net	932,796	1,370,031	226,313

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Balance at the beginning of the year	3,032	12,919	2,134
Provisions	9,887	62,603	10,341

Balance at the end of the year	12,919	75,522	12,475